Equity - Number of shares issued and outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Issued Capital and Reserves
Common shares issued and outstanding beginning	223,988,675	194,997,091
Shares issued for LTIP option exercises and RSU deliveries	349,582	216,338
Common shares issued and outstanding ending	224,338,257	223,988,675
ATM Offering Program
Issued Capital and Reserves
At-the-market offering program issuances		1,748,218
Public offering of common shares
Issued Capital and Reserves
At-the-market offering program issuances		27,027,028